Share-based compensation expense - Schedule of Number of Awards Outstanding and Weighted Average Strike Price (Details)		12 Months Ended
	Dec. 14, 2020 shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Share-based Payment Arrangements [Abstract]
Average strike price in USD per share, At the beginning of the year (in USD per share) | $ / shares		$ 26.45	$ 18.75	$ 0
Fair value grant date (in USD per share) | $ / shares		28.22	28.62	18.75
Average strike price in USD per share, Forfeited (in USD per share) | $ / shares		24.82	19.83	0
Average strike price in USD per share, Exercised (in USD per share) | $ / shares		18.81	18.75	0
Average strike price in USD per share, At the end of the year (in USD per share) | $ / shares		$ 27.23	$ 26.45	$ 18.75
Number of awards, At the beginning of the year (in shares) | shares		4,276,973	1,020,434	0
Number of awards, Granted (in shares) | shares		2,572,008	3,347,766	1,020,434
Number of awards, Forfeited (in shares) | shares		(165,724)	(88,332)	0
Number of awards expired (in shares) | shares		(1,675)	0	0
Number of awards, Exercised (in shares) | shares	(2,895)	(41,382)	(2,895)	0
Number of awards, At the end of the year (in shares) | shares		6,640,200	4,276,973	1,020,434
Weighted average remaining contractual life of outstanding share options		8 years 8 months 12 days	9 years 3 months 14 days	9 years 11 months 15 days
Weighted average exercise price of share options expired in share-based payment arrangement | $ / shares		$ 18.75	$ 0	$ 0